SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date and up to the date unaudited condensed consolidated financial statements were issued. Based upon this review, other than below, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On April 17, 2023, the Company filed a preliminary proxy statement for its shareholders to consider and vote upon certain amendments to the governing documents of the Company to (i) extend the date by which the Company must complete an initial business combination from May 27, 2023 to September 15, 2023 and (ii) remove certain restrictions regarding the ability to redeem Class A ordinary shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $
5,000,001.
On May 1, 2023, the Company filed the definitive proxy statement regarding the above, with a shareholder meeting set for May 17, 2023.
On May 11, 2023, parties to that certain letter agreement, dated May 24, 2021, by and among the Company and its officers and directors, amended and restated the letter agreement in its entirety to clarify certain voting obligations of the parties thereto with respect to securities of the Company acquired after the Initial Public Offering.
On May 11, 2023, parties to that certain Sponsor Agreement dated December 13, 2022, by and among the Company, its officers and directors, and MIC, amended and restated the Sponsor Agreement in its entirety to clarify certain voting obligations of the parties thereto with respect to securities of the Company acquired after the Initial Public
Offering
.

NOTE 10.  SUBSEQUENT EVENTS
On February 24, 2023, Deutsche Bank Securities Inc., an underwriter to the Company’s IPO, waived its entitlement to its portion of its deferred underwriting fee payable upon consummation of an initial business combination pursuant to the underwriting agreement.
On March 23, 2023, the Company, Merger Sub and MIC entered into the First Amendment to the Agreement and Plan of Merger (the “First Amendment”) to, among other things, clarify the intended tax treatment of the Merger, expand the size of the post-closing board of directors, and revise certain pre-closing reorganizational steps of MIC affiliates.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date consolidated financial statements were issued. Based upon this review, other than as disclosed above, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the consolidated financial statements.